UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or
Quarter Ended:

	December 31, 2011


Check here if Amendment	 [   ];
Amendment Number: ______

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Beutel, Goodman & Company  Ltd.
Address: 	20 Eglinton Avenue West
               	Suite 2000
                Toronto, Ontario  M4R 1K8

Form 13F File Number: 28-11939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   	Michael James Gibson
Title:    	Chief Financial Officer,
		Alternate Compliance Officer
Phone:   	416-932-6337

Signature, Place, and Date of Signing:
_

_____________________________
[Signature]



Toronto, Ontario, Canada	February 14, 2012
[City, State] 			[Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                     Beutel, Goodman & Company Ltd.
                                                     Form 13F Information Table          Form 13F File Number
31-Dec-11                                                                                28 - 11939


                                                        Total     Shares InvestmentOther    Voting Authority
Name of Issuer        Title of Class           CUSIP (x $1000)           DiscretionMgrs.      Sole  Shared   None
Bank of Nova Scotia       Common            64149107   317,643   6,355,386     Sole        5,558,199         797,187
Baytex Energy Corp.       Common           07317Q105   130,972   2,338,051     Sole        1,989,431         348,620
Cameco Corp.              Common           13321L108   148,350   8,195,152     Sole        7,364,652         830,500
CIBC                      Common           136069101   461,349   6,358,506     Sole        5,611,434         747,072
CDN National Railway      Common           136375102   294,323   3,734,590     Sole        3,309,487         425,103
CDN Pacific Railway       Common           13645T100   219,321   3,669,957     Sole        3,267,851         402,106
Cenovus Energy Inc.       Common           15135U109   249,029   6,593,276     Sole        5,885,946         707,330
Encana                    Common           292505104   114,901   6,186,091     Sole        5,555,741         630,350
Magna Intl  Inc.          Common           559222401   183,606   5,292,011     Sole        4,895,041         396,970
Manulife Financial        Common           56501R106   207,150  19,416,841     Sole       17,350,381        2,066,46
Molson Coors Canada     Exch NonVot CLB    608711206   294,223   6,634,733     Sole        5,941,583         693,150
Potash Corp. of Sask      Common           73755L107   199,481   4,817,701     Sole        4,249,196         568,505
Rogers Communication   Class B NonVoting   775109200   334,072   8,656,131     Sole        7,695,475         960,656
Royal Bank CDA            Common           780087102   506,006   9,900,159     Sole        8,676,279        1,223,88
Talisman Energy Inc       Common           87425E103   181,232  14,199,801     Sole       12,519,217        1,680,58
Thomson Reuters Corp      Common           884903105   102,275   3,819,827     Sole        3,365,807         454,020
Toronto Dominion Ban      Common           891160509   602,886   8,036,935     Sole        7,093,620         943,315

Total                                                4,546,819





FORM 13F SUMMARY PAGE

Report Summary:
	December 31, 2011

Number of Other Included Managers:
	None

Form 13F Information Table Entry Total:
	17

Form 13F Information Table Value Total:
	4,546,819 (thousands)

List of Other Included Managers:
	one

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]


No. Form 13F File Number Name
28-11939
[Repeat as necessary.]